Discontinued Operations (Cash Flow Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Discontinued Operations [Line Items]
Net cash used in discontinued operating activities	$ 0	$ (175,888)		$ (68,187)
Net cash provided by discontinued investing activities	0	1,054,148		235,374
Net cash used in discontinued financing activities	$ 0	(9,132)		(8,209)
Sogou [Member]
Discontinued Operations [Line Items]
Net cash used in discontinued operating activities		(175,888)	[1]	(68,187)
Net cash provided by discontinued investing activities		1,054,148	[1]	235,374
Net cash used in discontinued financing activities		$ (9,132)	[1]	$ (8,209)

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.